Government and Vendor Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Government and Vendor Notes Payable [Abstract]
GOVERNMENT AND VENDOR NOTES PAYABLE

NOTE 11 – GOVERNMENT AND VENDOR NOTES PAYABLE

During May and June 2020, the Company and certain of its subsidiaries received an aggregate of $621,069 in loans under the PPP. The Company also acquired a PPP loan in the MOD acquisition with an inception date of April 3, 2020 and a face value of $11,757. The PPP loans, administered by SBA, were issued under the Coronavirus Aid, Relief, and Economic Security Act, also known as the CARES Act. The loans bore interest at 1% per annum and were scheduled to mature in May and June 2022. Principal and interest payments were deferred for the first nine months of the loans. Pursuant to the terms of the PPP, principal amounts may be forgiven if loan proceeds are used for qualifying expenses as described in the CARES Act, including costs such as payroll, benefits, employer payroll taxes, rent and utilities. The entirety of the PPP loans outstanding, comprised of $632,826 principal and $6,503 accrued interest, was forgiven in May 2021.

During June, July and August 2020, the Company and its subsidiaries received an aggregate of $450,000 in Disaster Relief Loans from the SBA. The loans bear interest at 3.75% per annum and mature 30 years from issuance. Mandatory principal and interest payments were originally scheduled to begin 12 months from the inception date of each loan and were subsequently extended by the SBA until 30 months from the inception date. Installment payments are now scheduled to begin in December 2022.

In connection with the October 19, 2020 acquisition of MOD, the Company acquired a note payable to MOD’s primary product vendor with a remaining principal balance of $79,002 as of the acquisition date and $51,109 as of December 31, 2020. The vendor note was paid in full during the first quarter of 2021.

Interest accrued on government and vendor notes payable as of March 31, 2022 and December 31, 2021 was $28,942 and $24,723, respectively. Interest expense on the loans was $4,219 and $7,605 for the three months ended March 31, 2022 and 2021, respectively.

NOTE 13 – GOVERNMENT AND VENDOR NOTES PAYABLE

Government and vendor notes payable as of December 31, 2021 and 2020 were comprised of the following:

	December 31,
	2021	2020

PPP loans	$—	$632,826
Disaster relief loans	450,000	450,000
Vendor note	—	51,109
Total government and vendor notes payable	450,000	1,133,935
Less: long term portion	(450,000)	(722,508)
Government and vendor notes payable, current portion	$—	$411,427

During May and June 2020, the Company and certain of its subsidiaries received an aggregate of $621,069 in loans under the PPP. The Company also acquired a PPP loan in the MOD acquisition with an inception date of April 3, 2020 and a face value of $11,757. The PPP loans, administered by SBA, were issued under the Coronavirus Aid, Relief, and Economic Security Act, also known as the CARES Act. The loans bore interest at 1% per annum and were scheduled to mature in May and June 2022. Principal and interest payments were deferred for the first nine months of the loans. Pursuant to the terms of the PPP, principal amounts may be forgiven if loan proceeds are used for qualifying expenses as described in the CARES Act, including costs such as payroll, benefits, employer payroll taxes, rent and utilities. The entirety of the PPP loans outstanding, comprised of $632,826 principal and $6,503 accrued interest, was forgiven in May 2021. As a result of the forgiveness, the Company recognized a gain on extinguishment of debt in the amount of $632,826 and interest income of $6,503 during the year ended December 31, 2021.

During June, July and August 2020, the Company and its subsidiaries received an aggregate of $450,000 in Disaster Relief Loans from the SBA. The loans bear interest at 3.75% per annum and mature 30 years from issuance. Mandatory principal and interest payments were originally scheduled to begin 12 months from the inception date of each loan and were subsequently extended by the SBA until 24 months from the inception date.

In connection with the October 19, 2020 of MOD, the Company acquired a note payable to MOD’s primary product vendor with a remaining principal balance of $79,002 as of the acquisition date and $51,109 as of December 31, 2020. The vendor note was paid in full during the first quarter of 2021.

Interest accrued on government and vendor notes payable as of December 31, 2021 and 2020 was $24,723 and $12,240, respectively. Interest expense on the loans was $13,010 and $12,240 for the years ended December 31, 2021 and 2020, respectively.